Annual Total Returns[BarChart] - PIMCO Global Core Asset Allocation Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.14%)	9.60%	(8.39%)	7.70%	(0.27%)	4.57%	14.78%	(5.15%)	15.30%	15.00%